THE ARBOR FUND

                           GOLDEN OAK GROWTH PORTFOLIO
                           GOLDEN OAK VALUE PORTFOLIO
                     GOLDEN OAK TAX-MANAGED EQUITY PORTFOLIO
                      GOLDEN OAK SMALL CAP VALUE PORTFOLIO
                    GOLDEN OAK INTERNATIONAL EQUITY PORTFOLIO
                  GOLDEN OAK INTERMEDIATE-TERM INCOME PORTFOLIO
                   GOLDEN OAK MICHIGAN TAX FREE BOND PORTFOLIO
               GOLDEN OAK PRIME OBLIGATION MONEY MARKET PORTFOLIO
                               (GOLDEN OAK FUNDS)

                   Supplement dated June 1, 2001 to Prospectus and Statement of Additional Information (SAI) dated May 31, 2001

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SAI, AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE PROSPECTUS AND SAI.

The Golden Oak Funds have not yet commenced the continuous offering of the Class B Shares of each Fund. Please contact either the Funds at 1-800-545-6331 or your authorized broker or financial institution for more information on Class B Shares' availability.


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               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.